FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable, accrued charges	$ 595.7
Amounts payable to affiliated corporations	67.9
Long-term debt	4,120.0
Interest payments on long-term debt	973.1
Lease liabilities	142.3	$ 114.2	$ 122.6
Interest payments on lease liabilities	22.3
Derivative financial instruments	(278.8)
Total	5,642.5
2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable, accrued charges	595.7
Amounts payable to affiliated corporations	67.9
Interest payments on long-term debt	150.5
Lease liabilities	32.0
Interest payments on lease liabilities	6.2
Total	852.3
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,018.0
Interest payments on long-term debt	357.4
Lease liabilities	50.6
Interest payments on lease liabilities	8.5
Derivative financial instruments	(218.5)
Total	1,216.0
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,163.5
Interest payments on long-term debt	246.7
Lease liabilities	31.6
Interest payments on lease liabilities	4.4
Derivative financial instruments	(101.2)
Total	1,345.0
2026 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,938.5
Interest payments on long-term debt	218.5
Lease liabilities	28.1
Interest payments on lease liabilities	3.2
Derivative financial instruments	40.9
Total	$ 2,229.2
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	5 years 1 month 6 days	6 years 1 month 6 days